Per Share Amounts - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock option excluded from diluted net income attributable to Toyota Motor Corporation per share	2,415	8,682	12,530